Document and Entity Information	6 Months Ended
Sep. 30, 2014
Document and Entity Information
Entity Registrant Name	DORIAN LPG LTD.
Entity Central Index Key	0001596993
Document Type	6-K/A
Document Period End Date	Sep. 30, 2014
Amendment Flag	false
Current Fiscal Year End Date	--03-31
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Document Fiscal Year Focus	2015
Document Fiscal Period Focus	Q2